FINANCE LEASE AND HIRE PURCHASE RECEIVABLES	12 Months Ended
Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [text block] [Abstract]
FINANCE LEASE AND HIRE PURCHASE RECEIVABLES
NOTE 17: FINANCE LEASE AND HIRE PURCHASE RECEIVABLES
The Group's finance lease and hire purchase receivables are classified as loans and advances to customers and accounted for at amortised cost. These balances are analysed as follows:

	Finance leases		Hire purchase
	2022 £m	2021 £m	2022 £m	2021 £m
Not later than 1 year	216	339	6,307	4,720
Later than 1 year and not later than 2 years	215	135	3,872	4,517
Later than 2 years and not later than 3 years	111	222	3,707	3,981
Later than 3 years and not later than 4 years	45	110	2,962	2,817
Later than 4 years and not later than 5 years	31	46	385	814
Later than 5 years	122	150	275	374
Gross investment	740	1,002	17,508	17,223
Unearned future finance income	(106)	(147)	(1,447)	(1,349)
Rentals received in advance	(9)	(12)	(111)	(89)
Net investment	625	843	15,950	15,785
The net investment represents amounts recoverable as follows:

	Finance leases		Hire purchase
	2022 £m	2021 £m	2022 £m	2021 £m
Not later than 1 year	175	280	5,618	4,004
Later than 1 year and not later than 2 years	190	108	3,447	4,151
Later than 2 years and not later than 3 years	94	198	3,440	3,766
Later than 3 years and not later than 4 years	35	94	2,844	2,744
Later than 4 years and not later than 5 years	24	35	356	765
Later than 5 years	107	128	245	355
Net investment	625	843	15,950	15,785
Equipment leased to customers under finance leases and hire purchase receivables relates to financing transactions to fund the purchase of aircraft, ships, motor vehicles and other items. There was an allowance for uncollectable finance lease receivables included in the allowance for impairment losses of £13 million (2021: £18 million) and for hire purchase receivables of £251 million (2021: £275 million).
The Group’s finance lease and hire purchase assets are comprised as follows:

	Finance leases		Hire purchase
	2022 £m	2021 £m	2022 £m	2021 £m
Electric vehicles	8	3	576	429
Internal combustion engine vehicles	176	142	10,743	10,640
Hybrid vehicles	5	3	737	522
Other	436	695	3,894	4,194
Net investment	625	843	15,950	15,785